Discontinued operations (Details) - BRL (R$) R$ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current
Total current assets	R$ 7,523	R$ 28,559	R$ 17,872
Non-current
Total non-current assets	14,527	15,280	31,571
Total assets	22,050	43,839
Current
Total current liabilities	6,225	17,747	16,550
Non-current
Total non-current liabilities	11,103	12,359	16,513
Shareholders’ equity	4,722	13,733	R$ 16,380	R$ 16,807
Total liabilities and shareholders’ equity	22,050	43,839
Discontinued operations [member] | Grupo Exito [Member]
Current
Total current assets	5,993	6,355
Non-current
Total non-current assets	16,143	14,454
Total assets	22,136	20,809
Current
Total current liabilities	8,221	7,955
Non-current
Total non-current liabilities	3,371	3,306
Shareholders’ equity	10,544	9,548
Total liabilities and shareholders’ equity	R$ 22,136	R$ 20,809